CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 79,529	$ 58,581	$ 309,364	$ 242,860	$ 196,943
Cost of goods sold	86,087	61,584	333,355	240,808	189,404
Gross profit (loss)	(6,558)	(3,003)	(23,991)	2,052	7,539
Research and development	18,524	11,802	63,650	43,840	36,233
Selling, general and administrative	35,886	28,387	133,214	85,841	67,139
Asset impairment charge			0	0	121
Total operating expenses	54,410	40,189	196,864	129,681	103,493
Loss from operations	(60,968)	(43,192)	(220,855)	(127,629)	(95,954)
Interest expense, net	7,254	6,879	28,588	50,982	15,413
Gain on debt extinguishment	177,939	0	(10,201)	0	0
Loss on valuation of derivative and warrant liabilities			0	70,177	12,989
Other expense (income), net	(2,184)	7	(1,292)	1,202	2,629
Loss before income taxes	(243,977)	(50,078)	(237,950)	(249,990)	(126,985)
Provision for income taxes	0	0	0	16	22
Net loss	$ (243,977)	$ (50,078)	$ (237,950)	$ (250,006)	$ (127,007)
Net loss per share of common stock:
Basic (in dollars per share)	$ (1.08)	$ (0.23)	$ (1.06)	$ (2.07)	$ (28.96)
Diluted (in dollars per share)	$ (1.08)	$ (0.43)	$ (1.08)	$ (2.07)	$ (28.96)
Weighted average shares used in per share computation:
Basic (in shares)	226,410	222,276	224,301	120,886	4,385
Diluted (in shares)	226,410	247,131	249,156	120,886	4,385
Product
Revenue	$ 69,996	$ 54,171	$ 288,400	$ 232,450	$ 190,411
Cost of goods sold	79,051	57,226	311,884	229,142	181,987
Parts and other service
Revenue	9,533	4,410	20,964	10,410	6,532
Cost of goods sold	$ 7,036	$ 4,358	$ 21,471	$ 11,666	$ 7,417